Treasury risk management - Narrative (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Treasury Risk Management [Line Items]
Future minimum sublease payments expected to be received	€ 42	€ 53
Commodity derivatives	576	570
Cumulative gain (loss)	(197)	(153)
Adjustment basis to inventory purchased	42
Retranslation impact from net investment in group companies	2,370	2,363
Finance income/(cost)	€ (493)	€ (354)	€ (505)
Revolving Credit Facility
Disclosure Of Treasury Risk Management [Line Items]
Period of undrawn revolving bilateral credit facility (in days)	364 days
Revolving credit facility	€ 2,550			$ 5,200	$ 7,965
Bilateral credit facility cancelled	€ 1,500
Cash flow hedges
Disclosure Of Treasury Risk Management [Line Items]
Nominal amount of hedging instrument	991	1,134
Hedges on the net investment in foreign operations
Disclosure Of Treasury Risk Management [Line Items]
Credit exposure	€ 23,700	€ 23,600
Commodity price risk
Disclosure Of Treasury Risk Management [Line Items]
Percentage of possible increase in risk assumption	10.00%			10.00%
Percentage of possible decrease in risk assumption	10.00%			10.00%
Commodity price risk | Adjustment basis to inventory purchased
Disclosure Of Treasury Risk Management [Line Items]
Adjustment basis to inventory purchased	€ (103)	114
Commodity price risk | Cash flow hedges
Disclosure Of Treasury Risk Management [Line Items]
Gain (loss) in cash flow hedge reserve	€ 58	61
Currency risk
Disclosure Of Treasury Risk Management [Line Items]
Percentage of possible increase in risk assumption	10.00%			10.00%
Percentage of possible decrease in risk assumption	10.00%			10.00%
Financial assets and liabilities other than functional currency amount	€ 315	230
Percentage of possible increase/decrease in risk assumption	10.00%			10.00%
Net foreign exchange loss	€ 32	23
Net investment in foreign operations	13,000	9,900
Net Investment in foreign operations in GBP	8,800	5,900
Currency risk | Cash flow hedges
Disclosure Of Treasury Risk Management [Line Items]
Impact on equity - trade-related cash flow hedges	99	113
Currency risk | Hedges on the net investment in foreign operations
Disclosure Of Treasury Risk Management [Line Items]
Net investment hedges nominal value	2,800	3,000
Impact on equity - net investment hedges	€ 280	303
Interest rate risk
Disclosure Of Treasury Risk Management [Line Items]
Percentage of possible increase in risk assumption	1.00%			1.00%
Percentage of possible decrease in risk assumption	1.00%			1.00%
Finance income/(cost)	€ 85	€ 77
Average interest rate on short term borrowings	1.20%	0.70%
Interest rate risk | 2023
Disclosure Of Treasury Risk Management [Line Items]
Interest rate fixed on expected financial liability	68.00%	70.00%
Interest rate risk | 2024
Disclosure Of Treasury Risk Management [Line Items]
Interest rate fixed on expected financial liability	59.00%
Interest rate risk | 2022
Disclosure Of Treasury Risk Management [Line Items]
Interest rate fixed on expected financial liability		75.00%
Interest rate risk | Cash flow hedges
Disclosure Of Treasury Risk Management [Line Items]
Credit in equity from derivatives in cash flow hedge	€ 1	€ 3
Debit in equity from derivatives in cash flow hedge	€ 1	€ 4
Interest rate risk | Cash flow hedges | Interest rate swap contract
Disclosure Of Treasury Risk Management [Line Items]
Nominal amount of hedging instrument | $				2,050	3,300
Interest rate risk | Fair value hedges | Interest rate swap contract
Disclosure Of Treasury Risk Management [Line Items]
Nominal amount of hedging instrument	3,606	1,192